RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,175	$ 1,079
Melco's subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,174	1,077
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1	$ 2